                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/31/09

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: NORTHAVEN MANAGEMENT, INC.

Address: 375 PARK AVE
         SUITE 2709
         NEW YORK, NY 10152

Form 13F File Number:  28-
                          -------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ADENA PLESMID
Title: CONTROLLER
Phone: (212)798-0305


Signature, Place, and Date of Signing:


/s/ Adena Plesmid                  NEW YORK, NY                  4/27/09
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                NONE
Form 13F Information Table Entry Total:             22
Form 13F Information Table Value Total:          41043
                                            (thousands)


List of Other Included Managers:                  NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

3/31/2009

USD

             ITEM 1                ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6         ITEM 7          ITEM 8
--------------------------------  --------  ---------  ---------  ---------    -------------------  --------  --------------------
                                                                                  INVEST. DISC.                 VOTING AUTHORITY
                                                          FAIR    SHARES OF    -------------------            --------------------
                                  TITLE OF               MARKET   PRINCIPAL    SOLE  SHARED  OTHER             SOLE   SHARED  NONE
NAME OF ISSUER                      CLASS    CUSIP #     VALUE     AMOUNT        A      B      C    MANAGERS     A       B      C
--------------------------------  --------  ---------  ---------  ---------    ----  ------  -----  --------  ------  ------  ----
ACNB CORP                         OTC EQ    000868109  1,569,494    166,084 N  X                    NORT      166084       0     0
ARTHUR J. GALLAGHER & CO          COMMON    363576109  1,190,000     70,000 N  X                    NORT       70000       0     0
BLACKROCK INC                     COMMON    09247X101    910,280      7,000 N  X                    NORT        7000       0     0
COMMUNITY BANKERS TRUST CORP      COMMON    203612106  3,058,235    899,481 N  X                    NORT      899481       0     0
CHUBB CORP                        COMMON    171232101  2,116,000     50,000 N  X                    NORT       50000       0     0
CONNECTICUT BANK & TRUST COMPANY  OTC EQ    207546102  1,173,492    352,400 N  X                    NORT      352400       0     0
WTS DIME BANCORP INC NEW          OTC EQ    25429Q110      6,207    413,775 N  X                    NORT      413775       0     0
EASTERN INSURANCE HOLDINGS        OTC EQ    276534104  4,143,780    533,305 N  X                    NORT      533305       0     0
ENDURANCE SPECIALTY HOLDINGS LTD  OTC EQ    G30397106    872,900     35,000 N  X                    NORT       35000       0     0
EASTERN VIRGINIA BANKSHARE        OTC EQ    277196101  1,413,757    168,505 N  X                    NORT      168505       0     0
FIRST HORIZON NATIONAL CORP       COMMON    320517105  2,452,898    228,389 N  X                    NORT      228389       0     0
FISERV INC                        OTC EQ    337738108  2,953,260     81,000 N  X                    NORT       81000       0     0
HAMPSHIRE FIRST BANK (NH)         OTC EQ    408853109  1,728,700    293,000 N  X                    NORT      293000       0     0
INVESCO                           OTC EQ    G491BT108    921,690     66,500 N  X                    NORT       66500       0     0
LENDER PROCESSING SERVICES INC    COMMON    52602E102  2,947,743     96,300 N  X                    NORT       96300       0     0
NEW ENGLAND BANCSHARES INC        OTC EQ    643863202  1,530,284    254,200 N  X                    NORT      254200       0     0
PMA CAPITAL CORP                  OTC EQ    693419202  2,885,544    691,977 N  X                    NORT      691977       0     0
PARTNERRE LTD                     COMMON    G6852T105  2,172,450     35,000 N  X                    NORT       35000       0     0
STATE BANCORP INC NY              OTC EQ    855716106  2,282,550    296,435 N  X                    NORT      296435       0     0
TRAVELERS COMPANIES INC           COMMON    89417E109  2,032,000     50,000 N  X                    NORT       50000       0     0
WR BERKLEY CORP                   COMMON    084423102  1,691,250     75,000 N  X                    NORT       75000       0     0
WILLIS GROUP HOLDINGS LTD         COMMON    G96655108    990,000     45,000 N  X                    NORT       45000       0     0